Balance Sheet Components - Summary of Other Long-term Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrual for reimbursement claims and settlements, net of current portion	$ 18,066	$ 12,205	$ 3,000
Other	2,022	654	800
Total	$ 20,088	$ 12,859	$ 3,800